Total

THORNBURG INVESTMENT TRUST SUPPLEMENT

dated May 19, 2022

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2022, as supplemented March 8, 2022.

CHANGES TO THORNBURG SUMMIT FUND

Effective May 19, 2022, Thornburg Investment Trust (the “Trust”), on behalf of the Thornburg Summit Fund (the “Fund”), amended the expense limitation agreement between the Trust and Thornburg Investment Management, Inc. (“Thornburg”), the Fund’s investment advisor, pursuant to which Thornburg has agreed to waive fees and reimburse expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.94% and 0.69%, respectively. Accordingly, effective May 19, 2022, the “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on pages 50 and 51 of the Retail Prospectus shall be replaced to read as follows:

Retail | Thornburg Summit Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Thornburg Summit Fund		Thornburg Summit Fund - Class A	Thornburg Summit Fund - Class I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Dividend Expenses on Short Sales	[1]	0.02%	0.02%
Borrowing Costs on Short Sales and Interest Expenses	[1]	none	none
Other Expenses	[1]	0.43%	0.43%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.47%	1.22%
Fee Waiver/Expense Reimbursement	[2]	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.98%	0.73%
[1]	These expenses reflect the expenses the Fund will incur to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.94% and 0.69%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before May 19, 2023 unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

Expense Example - Retail - Thornburg Summit Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thornburg Summit Fund - Class A	545	848	1,172	2,088
Thornburg Summit Fund - Class I	75	339	623	1,434